UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     February 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $3,120,315 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    49451   929011 SH       OTHER                   35472        0   893539
BEAM INC                       COM              073730103    30711   599484 SH       OTHER                  402105    15143   182236
BROWN FORMAN CORP              CL B             115637209    29498   366391 SH       OTHER                   13989        0   352402
COLGATE PALMOLIVE CO           COM              194162103   188760  2043089 SH       OTHER                 1297196    48447   697446
DENTSPLY INTL INC NEW          COM              249030107    27346   781564 SH       OTHER                   29843        0   751721
EBAY INC                       COM              278642103   185076  6102105 SH       OTHER                 3782438   141546  2178121
FORTUNE BRANDS HOME & SEC IN   COM              34964C106    18148  1065662 SH       OTHER                  714781    26943   323938
GENERAL MLS INC                COM              370334104    33160   820593 SH       OTHER                   31332        0   789261
JOHNSON & JOHNSON              COM              478160104   252997  3857850 SH       OTHER                 2199445    82529  1575876
KELLOGG CO                     COM              487836108   270054  5340215 SH       OTHER                 3244357   125337  1970521
KIMBERLY CLARK CORP            COM              494368103    46261   628890 SH       OTHER                   24013        0   604877
KRAFT FOODS INC                CL A             50075N104   232163  6214227 SH       OTHER                 3643706   137112  2433409
MCGRAW HILL COS INC            COM              580645109   271338  6033767 SH       OTHER                 3744815   140924  2148028
MOODYS CORP                    COM              615369105   209330  6215274 SH       OTHER                 3808505   142561  2264208
MSCI INC                       CL A             55354G100   119893  3640864 SH       OTHER                 2311633    86859  1242372
PEPSICO INC                    COM              713448108    37958   572093 SH       OTHER                   21843        0   550250
PHILIP MORRIS INTL INC         COM              718172109   355150  4525366 SH       OTHER                 2668297    99671  1757398
PROCTER & GAMBLE CO            COM              742718109   271777  4074021 SH       OTHER                 2434238    91598  1548185
REYNOLDS AMERICAN INC          COM              761713106    40629   980905 SH       OTHER                   37454        0   943451
SCOTTS MIRACLE GRO CO          CL A             810186106   254803  5457350 SH       OTHER                 3290909   123172  2043269
STRAYER ED INC                 COM              863236105    26035   267883 SH       OTHER                   10229        0   257654
VERISK ANALYTICS INC           CL A             92345Y106   169777  4230688 SH       OTHER                 2673191   100263  1457234